UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 159.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.3%
Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$378	$113,437

		$113,437

Education — 24.8%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	$500	$514,820
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	45	50,572
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	65	73,626
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	85	96,388
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	70	77,534
Pennsylvania State University, 5.00%, 9/1/42(2)	3,250	3,731,195
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	808,680
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	280,990
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/46(2)	2,525	2,938,115

		$8,571,920

Escrowed/Prerefunded — 18.5%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,142,536
Cumberland County Municipal Authority, (Dickinson College), Prerefunded to 11/1/19, 5.00%, 11/1/39	1,200	1,244,532
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	360	371,524
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	500	511,825
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	625	654,250
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	515	528,663
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	420	431,143
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	65	66,724
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	385	414,938
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	533,491
Philadelphia, Gas Works Revenue, Prerefunded to 8/1/20, 5.25%, 8/1/40	235	250,026
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	266,270

		$6,415,922

General Obligations — 40.2%
Allegheny County, 5.00%, 11/1/43(2)	$2,875	$3,272,411
Chester County, 5.00%, 7/15/27	105	107,984
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,259,940
Pennsylvania, 5.00%, 3/1/32(2)	2,250	2,573,235

Security	Principal Amount (000’s omitted)	Value
Peters Township School District, 5.00%, 9/1/40(2)	$2,750	$3,129,995
State College Area School District, 5.00%, 5/15/44(2)	3,100	3,561,807

		$13,905,372

Hospital — 23.2%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$515,330
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	390	401,255
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	775,177
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	264,733
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(2)	5,250	5,380,987
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	708,440

		$8,045,922

Housing — 0.5%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$185,868

		$185,868

Industrial Development Revenue — 7.0%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(3)	$750	$758,273
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	200	208,744
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	255,940
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,198,480

		$2,421,437

Insured – Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,159,682

		$1,159,682

Insured – Escrowed/Prerefunded — 7.2%
Bucks County Water and Sewer Authority, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	$500	$535,625
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,967,360

		$2,502,985

Insured – Hospital — 0.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$297,723

		$297,723

Insured – Lease Revenue/Certificates of Participation — 1.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$510,560

		$510,560

Insured – Special Tax Revenue — 0.9%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,235	$311,862

		$311,862

Insured – Transportation — 9.2%
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	$1,005	$1,007,824
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	2,166,732

		$3,174,556

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.3%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$109,379

		$109,379

Special Tax Revenue — 11.0%
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(2)	$3,250	$3,796,682

		$3,796,682

Transportation — 9.4%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(2)	$1,225	$1,393,266
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	482,544
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	295,639
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	478,202
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	550	590,882

		$3,240,533

Utilities — 1.1%
Philadelphia, Gas Works Revenue, 5.25%, 8/1/40	$365	$386,499

		$386,499

Total Tax-Exempt Municipal Securities — 159.3% (identified cost $53,485,273)		$55,150,339

Taxable Municipal Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$69	$20,641

Total Taxable Municipal Securities — 0.1% (identified cost $68,804)		$20,641

Total Investments — 159.4% (identified cost $53,554,077)		$55,170,980

Other Assets, Less Liabilities — (59.4)%		$(20,558,667)

Net Assets Applicable to Common Shares — 100.0%		$34,612,313

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 14.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.9% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $758,273 or 2.2% of the Trust’s net assets applicable to common shares.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at August 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$55,150,339	$—	$55,150,339
Taxable Municipal Securities	—	20,641	—	20,641
Total Investments	$—	$55,170,980	$—	$55,170,980

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In July 2018, the Trustees of the Trust approved an Agreement and Plan of Reorganization whereby Eaton Vance Municipal Income Trust (Municipal Income Trust) would acquire substantially all the assets and assume substantially all the liabilities of the Trust in exchange for common shares of Municipal Income Trust. The proposed reorganization is subject to approval by the shareholders of the Trust.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018